EARNINGS/ (LOSS) PER ADS	12 Months Ended
Dec. 31, 2021
EARNINGS/ (LOSS) PER ADS
EARNINGS/ (LOSS) PER ADS

17. EARNINGS/ (LOSS) PER ADS

Basic earnings/(loss) per ADS and diluted earnings/(loss) per ADS have been calculated as follows:

	For the years ended December 31,
	2019	2020	2021
Numerator:
Net income/(loss)	$(11,680,155)	$2,155,987	$6,614,460
Less: Net income/(loss) attributed to noncontrolling interests	(2,848,932)	(622,668)	(247,413)
Total net income/(loss) attributed to ReneSola Ltd	$(8,831,223)	$2,778,655	$6,861,873

Numerator for diluted income/(loss) per ADS	(8,831,223)	2,778,655	6,861,873

Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	40,595,551	49,166,354	68,906,139
Dilutive effects of share options, RSUs and warrants	—	622,068	934,499
Denominator for diluted calculation - weighted average number of ADS outstanding*	40,595,551	49,788,422	69,840,638

Basic earnings/(loss) per ADS	(0.22)	0.06	0.10
Diluted earnings/(loss) per ADS	(0.22)	0.06	0.10

*Each ADS represents 10 common shares

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2020 and 2021, there are 9,774,550 and 45,805,710 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings/(loss) per share.

The Company uses income/(loss) from as the control number in determining whether those potential common shares are dilutive or antidilutive. That is, the number of potential common shares, after considering the shares repurchased used in computing the diluted per-share amount for income/(loss).

The following ordinary share equivalents were excluded from the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive:

	For the years ended December 31,
	2019	2020	2021
Share options	8,575,000	7,304,020	—